CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Income Statement [Abstract]
Revenues
Operating expenses:
Research and development expenses	4,343,000	11,368,000
General and administrative expenses	1,182,000	1,382,000
Officers' payroll and payroll tax expenses	486,000	517,000
Professional fees	440,000	676,000
Total operating expenses	6,451,000	13,943,000
Loss from operations	(6,451,000)	(13,943,000)
Other expenses
Interest income		1,000
Interest expense - debt	(197,000)	(202,000)
Interest expense - preferred stock	(2,000,000)
Change in fair value of preferred stock	357,000
Modification of Series B preferred stock terms	(390,000)
Financing costs		(2,218,000)
Total other expenses	(2,230,000)	(2,419,000)
Loss before provision for income taxes	(8,681,000)	(16,362,000)
Provision for income taxes
Net loss	$ (8,681,000)	$ (16,362,000)
Basic and diluted loss per share attributable to common stockholders	$ (0.05)	$ (0.11)
Weighted average number of common shares	178,227,405	144,510,021